Income Taxes - Changes In Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 36.7	$ 37.6
Credited (charged) to net earnings	(1.4)	56.0
Credited (charged) directly to equity	(0.3)	(8.1)
Effects of foreign exchange	1.2	(2.1)
Other	(2.5)	(46.7)
Deferred tax assets, ending balance	33.6	36.7
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	25.5	27.8
Charged (credited) to net earnings	5.3	(0.8)
Charged (credited) directly to equity		(9.9)
Additions from business combinations	(0.9)	56.6
Effects of foreign exchange	1.0	(1.5)
Other	(2.5)	(46.7)
Deferred tax liabilities, ending balance	28.4	25.5
Unrealized foreign exchange gains
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	24.6	25.2
Charged (credited) to net earnings	0.8	1.5
Effects of foreign exchange	1.0	(2.1)
Deferred tax liabilities, ending balance	26.4	24.6
Accounting provisions not currently deductible
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	10.8	8.8
Credited (charged) to net earnings	(1.0)	2.1
Additions from business combinations	(0.1)
Effects of foreign exchange	(0.1)	(0.1)
Deferred tax assets, ending balance	9.6	10.8
Pensions and non-pension post-retirement benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Credited (charged) to net earnings	0.6
Other	(0.8)
Deferred tax assets, ending balance	(0.2)
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	0.8	10.6
Charged (credited) directly to equity		(9.9)
Effects of foreign exchange		0.1
Other	(0.8)
Deferred tax liabilities, ending balance		0.8
Tax losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	59.5	34.6
Credited (charged) to net earnings	2.1	36.8
Credited (charged) directly to equity	0.3	(9.8)
Effects of foreign exchange	1.0	(2.1)
Deferred tax assets, ending balance	62.9	59.5
Property, plant and equipment and intangibles
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance		6.3
Other		(6.3)
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	48.5
Charged (credited) to net earnings	4.5	(2.3)
Additions from business combinations	(0.9)	56.6
Effects of foreign exchange		0.5
Other		(6.3)
Deferred tax liabilities, ending balance	52.1	48.5
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	14.8
Credited (charged) to net earnings	(3.1)	17.1
Credited (charged) directly to equity	(0.6)	1.7
Effects of foreign exchange	0.3	0.1
Other		(4.1)
Deferred tax assets, ending balance	11.4	14.8
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance		4.1
Other		(4.1)
Reclassification between deferred tax assets and deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	(48.4)	(12.1)
Other	(1.7)	(36.3)
Deferred tax assets, ending balance	(50.1)	(48.4)
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	(48.4)	(12.1)
Other	(1.7)	(36.3)
Deferred tax liabilities, ending balance	$ (50.1)	$ (48.4)